Capital Commitments	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Capital Commitments

8. CAPITAL COMMITMENTS

GEM Global Yield LLC SCS

The Company entered into an agreement with GEM Global Yield LLC SCS ("GEM"), the private alternative investment group to provide the Company with up to CND $100 million over a 36-month term following the closing of the Transaction (the “Facility”). The initial CAD $100 Million is in the form of a capital commitment that allows the Company to draw down funds during the 36-month term by issuing shares to GEM (or such persons as it may direct) and subject to share lending arrangement(s) being in place. The purchase price of the shares to be sold is set at (i) 90% of the recent average daily closing price of the Company’s common stock on the TSX Venture Exchange or (ii) the floor price set by the company for each drawn down. The Company is not permitted to make a draw-down request in an amount that exceeds (i)1000% of the average daily trading volume of the Company’s stock for the 15 trading days preceding the draw-down date or (ii) 90% of the closing price on the trading day immediately prior to the issue or the relevant draw down notice and then added to the aggregate purchase price of all the common shares subscribed for pursuant to all prior closings would not exceed the total facility. GEM may accept or reject such drawn down notice based on various conditions described in the agreement. On July 8, 2020 the TSX Venture Exchange provided approval for the Facility.

The Company entered into a promissory note to pay GEM Yield Bahamas Limited a fee equal to two percent (2%) of the aggregate purchase price, being $2,000,000 CAD ($1,418,880 USD). The fee is payable, whether or not any draw down notices have been delivered, as follows: the first 25% of the fee shall be paid within 12 months from the date of the agreement; an additional 25% of the fee shall be paid within 18 months from the date of the agreement and the rest of 50% of the fee shall be paid within 24 months from the date of this agreement. The note bears interest at 5 percent above the base rate of Barclays Bank PLC as per the promissory note. The note was recorded as a deferred finance cost on the consolidated balance sheet.

In addition, on July 10, 2020, pursuant to the terms of the Facility, the Company issued 2,106,290 warrants to GEM exercisable at a price of CAD $0.50 per share until May 4, 2023. The initial fair value of the warrants was recorded as prepaid financing fee in the amount of $1,390,151. The warrants’ fair value was calculated using the Monte Carlo pricing model, assuming an expected life of 2.82 years, a risk-free interest rate of 0.18%, an expected dividend rate of 0.00%, stock price of $0.94 and an expected annual volatility coefficient of 70%.

On June 28, 2021, GEM and the Company agreed to adjust the terms of the warrants. Under the adjustment agreement, the exercise price of the warrants was changed from CAD $0.50 per share to USD $0.39 per share. In addition, the number warrants granted was adjusted due to the Arrangement Agreement (Note 1) under which the Company transferred 75% of the shares of Jetlines to shareholders of the Company. Accordingly, the number of warrants was adjusted from 2,106,290 to 2,182,553. The warrants were remeasured at the adjustment date using the Monte Carlo pricing model, assuming an expected life of 1.85 years, a risk-free interest rate of 0.22%, an expected dividend rate of 0.00%, stock price of $2.03 and an expected annual volatility coefficient of 74.7%. The revaluation of the warrants resulted in a fair value at June 28, 2021 of $3,475,379, producing a gain of $2,650,772. The warrants were initially classified as derivative liabilities due to denomination of the exercise price in a foreign currency (CAD). As described in Note 12, the change in currency denomination to USD resulted in reclassification of the warrants to equity. The warrants fair value of the warrant liability was eliminated on the adjustment date and included in additional paid in capital on the consolidated statement of changes in shareholders’ equity.

On October 1, 2021, GEM has filed initial pleadings in the Supreme Court of the State of New York, County of New York, claiming the Company breached the share subscription agreement between the parties by failing to pay a $500,000 fee due on May 4, 2021 GEM is requesting repayment in full of the CAD $2,000,000 promissory note issued by the Company to GEM plus accrued interest and costs and expenses related to collection. As of December 31, 2022, the note payable to GEM is recorded in current liabilities on the consolidated balance sheet and the Company expensed the full outstanding amount capitalized as deferred financing costs of $2,809,031.

On January 18, 2023 the Court granted summary judgment in favor of GEM. GEM subsequently filed a motion seeking $2,000,000 CAD, plus interest totaling $218,493.87, with an additional $506.02 accruing each day after January 30, 2023 until entry of Judgment. GEM also seeks $112,584.50 in attorney's fees and $4,884.86 in costs. In 2022, interest and attorney's fees were recorded in current liabilities on the consolidated balance sheet and other expenses non-operating on the consolidated statement of operation.

On March 29, 2023 Global Crossing Airlines and GEM entered into a final settlement which included a payment plan for the $2,000,000 CAD over nine months plus the extension of the agreement for 12 months. Consequently, GlobalX has adjusted the current liabilities to reverse the previously accrued interest and attorney’s fees no longer due. Upon final payment GEM agrees to file a satisfaction of judgment in County of New York, effectively settling this issue. GlobalX made payments due per final settlement and the Company had no outstanding balance as of December 31, 2023.

On March 4, 2024, Global Crossing Airlines and GEM decided to extend the length of the Facility by 12 months and the new expiration date is March 4, 2025.